Provisions	12 Months Ended
Jan. 31, 2019
Text block [abstract]
Provisions
14.	PROVISIONS

The Company’s provisions were as follows, as at:

	January 31, 2019	January 31, 2018	February 1, 2017
Product-related	$462.1	$373.9	$341.3
Restructuring	0.6	2.1	0.2
Other	57.5	89.1	90.9
Total provisions	$520.2	$465.1	$432.4
Current	408.6	378.8	344.3
Non-current	111.6	86.3	88.1
Total provisions	$520.2	$465.1	$432.4

Product-related provisions include provisions for regular warranty coverage on products sold, product liability provisions and provisions related to sales programs offered by the Company to its Customers in order to support the retail activity.

The non-current portion of provisions is mainly attributable to product-related provisions. As at January 31, 2019, the Company estimates that cash outflows related to those non-current provisions could occur from February 1, 2020 to January 31, 2024.

The changes in provisions were as follows:

	Product-related	Restructuring	Other	Total
Balance as at January 31, 2018	$373.9	$2.1	$89.1	$465.1
Expensed during the year	582.2	0.3	12.6	595.1
Additions through business combinations	2.7	—	—	2.7
Paid during the year	(507.4)	(1.7)	(45.4)[a]	(554.5)
Reversed during the year	(3.5)	(0.1)	(3.3)	(6.9)
Effect of foreign currency exchange rate changes	15.6	—	4.5	20.1
Unwinding of discount and effect of changes in discounting estimates	(1.4)	—	—	(1.4)
Balance as at January 31, 2019	$462.1	$0.6	$57.5	$520.2

[a] Payment of $33.8 million related to the patent infringement litigation cases with one of the Company’s competitors.